Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2022
Exploration For And Evaluation Of Mineral Resources [Abstract]
Schedule of Exploration and Evaluation Assets

($ millions)	2022	2021
Exploration and evaluation assets at cost	1,453.4	1,613.3
Accumulated amortization	(1,349.2)	(1,564.5)
Net carrying amount	104.2	48.8

Reconciliation of movements during the year
Cost, beginning of year	1,613.3	1,736.1
Accumulated amortization, beginning of year	(1,564.5)	(1,649.7)
Net carrying amount, beginning of year	48.8	86.4

Net carrying amount, beginning of year	48.8	86.4
Acquisitions through business combinations	28.0	18.6
Additions	134.2	57.8
Dispositions	(10.9)	(5.4)
Transfers to property, plant and equipment	(80.8)	(57.5)
Amortization	(15.2)	(51.0)
Foreign exchange	0.1	(0.1)
Net carrying amount, end of year	104.2	48.8

($ millions)	2022	2021
Development and production assets	22,340.0	23,402.9
Corporate assets	126.2	123.2
Property, plant and equipment at cost	22,466.2	23,526.1
Accumulated depletion, depreciation and impairment	(14,736.8)	(15,838.8)
Net carrying amount	7,729.4	7,687.3

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	23,402.9	23,584.1
Accumulated depletion and impairment, beginning of year	(15,762.6)	(19,265.2)
Net carrying amount, beginning of year	7,640.3	4,318.9

Net carrying amount, beginning of year	7,640.3	4,318.9
Acquisitions through business combinations	66.0	953.8
Additions	741.9	736.5
Dispositions	(285.8)	(243.7)
Transfers from exploration and evaluation assets	80.8	57.5
Reclassified as assets held for sale	(148.4)	—
Depletion	(911.4)	(708.5)
Impairment reversal	428.6	2,514.4
Foreign exchange	76.2	11.4
Net carrying amount, end of year	7,688.2	7,640.3

Cost, end of year	22,340.0	23,402.9
Accumulated depletion and impairment, end of year	(14,651.8)	(15,762.6)
Net carrying amount, end of year	7,688.2	7,640.3

Corporate assets
Cost, beginning of year	123.2	120.7
Accumulated depreciation, beginning of year	(76.2)	(67.6)
Net carrying amount, beginning of year	47.0	53.1

Net carrying amount, beginning of year	47.0	53.1
Additions	2.6	2.5
Depreciation	(8.5)	(8.6)
Foreign exchange	0.1	—
Net carrying amount, end of year	41.2	47.0

Cost, end of year	126.2	123.2
Accumulated depreciation, end of year	(85.0)	(76.2)
Net carrying amount, end of year	41.2	47.0